Segment reporting	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting

5	Segment reporting
The Group’s Chief Operating Decision Maker (‘CODM’) has been identified as the Chief Executive Officer, who makes key decisions regarding the strategy of and allocation of resources among the separately managed brands. Factors considered in determining the operating segments include how decisions are made regarding recent acquisitions and how budgets are determined and reviewed. These factors are relevant at a brand level. Operating segments are based on the reports reviewed by the CODM at the brand level to make strategic decisions and allocate resources.
The identified reportable segments are described below:
Betway:
Premier single brand online sportsbook focused business with a global footprint and strategic partnerships with teams and leagues worldwide. Betway additionally recovers sponsorship marketing spend through brand license agreements.
Spin:
Premier multi-brand online casino focused business with established market leadership in high-growth markets. This reportable segment aggregates Spin and Jumpman, which was acquired in the business combination with Verno (see note 4). Jumpman expands the Group multi-brand casino footprint in the UK, with a similar product offering and regulatory framework when compared to Spin.
Amounts recorded in the ‘other’ column represents head office costs.
Information related to each reportable segment is set out below. Adjusted EBITDA is an alternative performance measure used by management as they believe that this information is the most relevant indicator in evaluating the results of the respective segments relative to other entities that operate in the same industry. Adjusted EBITDA is not a GAAP measure, is not intended as substitute for GAAP measures and may not be comparable to performance measures used by other companies.

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Other[2] € ‘000s	2022 Total € ‘000s
Revenue	714,165	578,045	—	1,292,210
Direct and marketing expenses	(609,924)	(365,110)	(4,266)	(979,300)
Other operating Income	3,669	1,609	213	5,491
General and administrative expenses	(61,657)	(57,538)	(24,889)	(144,084)
Transaction fees	—	—	(22,969)	(22,969)
Depreciation and amortization expense	(27,809)	(35,963)	(2,957)	(66,729)
Profit from operations	18,444	121,043	(54,868)	84,619
Adjusted EBITDA[1]	49,152	157,006	(7,619)	198,539

5	Segment reporting (continued)

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Other[2] € ‘000s	2021 Total € ‘000s
Revenue	687,752	632,906	—	1,320,658
Direct and marketing expenses	(511,708)	(381,223)	(3,563)	(896,494)
Other operating Income	5,090	587	2,365	8,042
General and administrative expenses	(71,550)	(57,678)	(13,524)	(142,752)
Transaction fees	—	—	(7,107)	(7,107)
Depreciation and amortization expense	(49,528)	(33,107)	(925)	(83,560)
Profit from operations	60,056	161,485	(22,754)	198,787
Adjusted EBITDA[1]	109,584	194,592	(14,722)	289,454

	2020 Betway € ‘000s	2020 Spin € ‘000s	2020 Other[2] € ‘000s	2020 Total € ‘000s
Revenue	394,525	513,494	—	908,019
Direct and marketing expenses	(310,547)	(302,058)	(84)	(612,689)
General and administrative expenses	(38,984)	(71,082)	(4,472)	(114,538)
Depreciation and amortization expense	(24,602)	(30,804)	(1)	(55,407)
Profit from operations	20,392	109,550	(4,557)	125,385
Adjusted EBITDA[1]	44,993	140,354	(4,555)	180,792

[1] Adjusted EBITDA is a non‐GAAP measure in the above segment note and is defined as profit for the year before depreciation, amortization, impairment, finance income, finance expense, gain on bargain purchase, transaction fees, gain on derivative contracts, share listing expense, foreign exchange on revaluation of warrants and earnouts, change in fair value of warrant and earnout liabilities, recognition of fair value of option, RSU awards granted in connection to the transaction and tax expense/credit.
[2] General and Administrative expenses €24.9 million (2021: €13.5 million) (2020: €4.5 million) disclosed as “Other” comprises employment, legal, accounting and other central administrative costs incurred at a Super Group (SGHC) Limited level.
Direct and marketing expenses €4.3 million (2021: €3.6 million) (2020: €0.1 million) disclosed as “Other” comprises direct employment costs, which mainly comprises of RSU' and head office personnel.

5	Segment reporting (continued)
The reconciliation of non-GAAP information on reportable segments to amounts reported in the financial statements:

	2022 € '000s	2021 € '000s	2020 € '000s
Profit for the year	182,269	235,878	149,217
Income tax expense/(benefit)	34,240	(9,970)	429
Finance income	(2,222)	(1,312)	(257)
Finance expense	1,345	6,370	10,991
Depreciation and amortization expense	66,729	83,560	55,407
EBITDA	282,361	314,526	215,787
Transaction fees	22,969	7,107	—
Gain on derivative contracts	(4,148)	(15,830)	—
Gain on bargain purchase	—	(16,349)	(34,995)
Share listing expense	126,252	—	—
Foreign exchange on revaluation of warrants and earnouts	25,047	—	—
Change in fair value of warrant liability	(34,518)	—	—
Change in fair value of earnout liability	(237,354)	—	—
Change in fair value of options	(6,292)	—	—
Adjusted RSU expense[3]	24,222	—	—
Adjusted EBITDA	198,539	289,454	180,792
[3] Associated payroll expenses of €1.1 million (2021 and 2020: nil) are included in this line.
Disaggregation of revenue
Group revenue disaggregated by product line for the year ended December 31, 2022:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	237,216	577,078	814,294
Sports betting[4]	437,728	377	438,105
Brand licensing[5]	36,343	215	36,558
Other[6]	2,878	375	3,253
Total revenue	714,165	578,045	1,292,210
Group revenues disaggregated by product line for the year ended December 31, 2021:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	228,801	629,924	858,725
Sports betting[4]	385,368	1,814	387,182
Brand licensing[5]	71,053	—	71,053
Other[6]	2,530	1,168	3,698
Total revenue	687,752	632,906	1,320,658

5	Segment reporting (continued)
Group revenues disaggregated by product line for the year ended December 31, 2020:

	Betway € '000s	Spin € '000s	Group revenue € '000s
Online casino[4]	172,093	511,311	683,404
Sports betting[4]	161,080	293	161,373
Brand licensing[5]	61,352	1,890	63,242
Total revenue	394,525	513,494	908,019
[4] Sports betting and online casino revenues are not within the scope of IFRS 15 ‘Revenue from Contracts with Customers’ and are treated as derivatives under IFRS 9 ‘Financial Instruments’.
[5] Brand licensing revenues are within the scope of IFRS 15 ‘Revenue from Contracts with Customers’.
[6] Other relates to profit share and outsource fees from external customers.
Geographical Information
The Group’s performance can also be reviewed by considering the geographical markets and geographical locations where the Group generates revenue. The Group has not provided geographic information regarding its non-current assets as this information is not available and is impracticable to determine. Revenue from external customers for the year attributed to Canada is €541.2 million (2021: €592.4 million), (2020: €420.6 million), India is €144.5 million (2021 and 2020: below 10%) and South Africa is €181.0 million (2021 and 2020: below 10%). No other country accounts for more than 10% of total external revenues. The Group’s revenue attributable to the country of domicile (Guernsey) is insignificant. The Group further analyzed revenue according to the following regions:

	2022 Betway € ‘000s	2022 Spin € ‘000s	2022 Total € ‘000s
Africa and Middle East	267,750	3,786	271,536
Asia-Pacific	184,668	103,183	287,851
Europe	120,804	38,749	159,553
North America	123,756	417,946	541,702
South/Latin America	17,187	14,381	31,568
	714,165	578,045	1,292,210
	%	%	%
Africa and Middle East	37%	1%	21%
Asia-Pacific	26%	18%	22%
Europe	17%	7%	12%
North America	18%	72%	43%
South/Latin America	2%	2%	2%

5	Segment reporting (continued)

	2021 Betway € ‘000s	2021 Spin € ‘000s	2021 Total € ‘000s
Africa and Middle East	212,027	5,350	217,377
Asia-Pacific	201,887	127,863	329,750
Europe	129,248	19,858	149,106
North America	130,683	462,969	593,652
South/Latin America	13,907	16,866	30,773
	687,752	632,906	1,320,658
	%	%	%
Africa and Middle East	31%	1%	17%
Asia-Pacific	29%	20%	25%
Europe	19%	3%	11%
North America	19%	73%	45%
South/Latin America	2%	3%	2%

	2020 Betway € ‘000s	2020 Spin € ‘000s	2020 Total € ‘000s
Africa and Middle East	30,220	8,603	38,823
Asia-Pacific	151,351	85,103	236,454
Europe	137,964	56,786	194,750
North America	71,667	348,946	420,613
South/Latin America	3,323	14,056	17,379
	394,525	513,494	908,019
	%	%	%
Africa and Middle East	8%	2%	4%
Asia-Pacific	38%	17%	26%
Europe	35%	11%	21%
North America	18%	68%	47%
South/Latin America	1%	3%	2%